Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 2,392,000	$ 2,166,000
Tax credit carry forwards expiration start year	2036
Uncertain income tax position, Description	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Percentage of net operating loss carryforward to offset taxable income	100.00%
Maximum limit of business interest expense percent		50.00%	30.00%
Maximum limit of charitable contribution deductions percent	25.00%	10.00%
Income tax expense (benefit)	$ 0	$ 0
Net valuation allowance increased	9,700,000	$ 9,600,000
Employee retention credits amount	1,000,000.0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	133,900,000
Tax credit carry forward	1,300,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 1,000,000.0
Tax credit carry forwards expiration start year	2036
Domestic Tax Authority [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 121,500,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	53,000,000.0
Research and development credit carryforwards	2,800,000
State and Local Jurisdiction [Member] | CALIFORNIA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 27,400,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forwards expiration start year	indefinitely